Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 34,330,289	$ 32,647,191
Less: accumulated depreciation	(9,820,649)	(7,591,164)
Property, plant and equipment, net	24,509,640	25,056,027
Property, plant and equipment	2,470,166	11,767,523
Buildings [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	20,417,081	20,258,258
Property, plant and equipment	83,751
Machinery and Equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	9,283,954	7,576,777
Property, plant and equipment	1,944,396
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,059,532	2,234,455
Transportation vehicles [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	351,331	337,925
Office Equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	311,687	283,972
Property, plant and equipment	16,551
Leasehold improvement on leased property [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	477,595	301,399
Construction in progress [Member]
Schedule of Property Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,429,109	$ 1,654,405
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	405,922
Transportation vehicles [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	$ 19,546